Transactions with directors and key management (Details)	Dec. 31, 2017 GBP (£) director	Dec. 31, 2016 GBP (£)
Disclosure of transactions between related parties [line items]
Loans and advances to customers	£ 191,889,000,000	£ 177,065,000,000
Deposits from customers	233,372,000,000	233,939,000,000
Key management personnel
Disclosure of transactions between related parties [line items]
Loans to directors	£ 6,265
Number of directors with outstanding loans | director	4
Loans and advances to customers	£ 3,897,000	3,917,000
Deposits from customers	£ 20,749,000	£ 14,288,000